Share-Based Compensation	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

8. Share-Based Compensation

2017 Equity Incentive Plan

Under the Company’s 2017 Equity Incentive Plan (“2017 Plan”) approved in September 2017, the Company was authorized to issue a total of 1,500,000 ordinary shares as incentives to the Company’s employees and directors, which includes shares underlying options that may be granted from time to time under the 2017 Plan.  Pursuant to this provision, 1,156,188 ordinary shares were added to the number of available shares pursuant to the 2017 Plan effective January 1, 2018.

Share Option Valuation

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the year ended December 31, 2017 were as follows:

December 31,
2017
Expected option life (years)	6 years
Risk-free interest rate	2.16% to 2.25%
Expected volatility	57.17% to 57.43%
Expected dividend yield	0.00%

Share option activity under the 2017 Equity Incentive Plan is as follows:

	Number of Options	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Outstanding at December 31, 2016	—	$—	—	$—
Granted	191,275	21.00	—	0.64
Exercised	—	—	—	0.00
Forfeited	—	—	—	—
Outstanding at December 31, 2017	191,275	$21.00	9.87 years	$21.00
Exercisable as of December 31, 2017	—	$—	—	$—
Vested and expected to vest as of December 31, 2017	191,275	$21.00	9.87 years	$—

There were no share options granted during December 31, 2016 and 2015.

Employee Incentive Shares

The 2013 Agreement and the 2015 Agreement each provided for the grant of employee incentive awards in the form of restricted ordinary shares. At December 31, 2016, the Company was authorized to issue Class B, C, D and E ordinary shares.  The Company executed a reverse share split in September 2017, whereby all Class B, C, D and E ordinary shares were converted into a single class of ordinary shares.  In September 2017, the Company also executed the “2017 Plan” in accordance with its terms.

The Company typically grants employee incentive shares which vest over a four-year service period with 25% of the award vesting on the first anniversary of the vesting commencement date, with the balance vesting periodically over the remaining three years, unless the awards contain specific performance vesting provisions. For employee incentive shares issued that have both a performance vesting condition and a services condition (“Performance Awards”), once the performance criteria is achieved, the awards are then subject to a four-year service vesting with 25% of the award vesting on the first anniversary of the performance condition being achieved, with the balance vesting periodically over the remaining three years.

The Company recognizes share-based compensation expense for equity awards based on the grant date fair value of the award. For equity awards that vest based on a service condition, the share-based compensation expense is recognized on a straight-line basis over the requisite service period. For Performance Awards, the Company recognizes share-based compensation expense ratably over the requisite service period when the achievement of a performance-based milestone is probable based on the relative satisfaction of the performance condition as of the reporting date.

The unvested RSAs subject to repurchase and unvested RSUs are not considered outstanding shares until the holders perform the requisite services or the holder is no longer an employee of the Company. Unvested RSAs are considered deferred shares and all deferred shares can be repurchased by the Company for payment of £0.01 to the holder of the deferred shares.  As of December 31, 2017, the Company had repurchased all deferred shares.

The aggregate intrinsic value of share options is calculated as the difference between the exercise price of the share options and the fair value of the Company’s ordinary shares for those share options that had exercise prices lower than the fair value of the Company’s ordinary shares. In all cases the exercise price was greater than the fair value of the Company’s ordinary shares at year end; therefore, there is no intrinsic value on the shares options granted.

The weighted average grant-date fair value of share options granted during the year ended December 31, 2017 was $11.56 per share, none of which were vested. There were no share options granted during the year ended December 31, 2016 and 2015.

Restricted Ordinary Shares

A summary of the changes in the Company’s restricted ordinary shares during the year ended December 31, 2015, 2016 and 2017 are as follows. The table below reflects the conversion of shares in the current and previous years (see Note 7):

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	481,587	$1.01
Granted	144,549	0.64
Vested	(116,603)	1.24
Forfeited	—	—
Outstanding at December 31, 2015	509,533	0.85
Granted	515,778	2.86
Vested	(127,416)	1.69
Forfeited	(3,125)	2.89
Outstanding at December 31, 2016	894,770	1.90
Granted	665,910	7.76
Vested	(351,656)	1.34
Forfeited	(17,680)	0.64
Unvested and outstanding at December 31, 2017	1,191,344	$4.92

During the year ended December 31, 2015, the Company granted an aggregate of 145,000 restricted employee incentive shares to its employees and directors, of which (i) 12,000 restricted employee incentive shares were Class C ordinary shares and contained only time-based service conditions and (ii) 133,000 restricted employee incentive shares were Class D ordinary shares and contained both performance and service based conditions. These 2015 performance-based restricted employee incentive shares begin to vest upon the Company achieving specific research and development milestones, which were linked to the Company commencing a pivotal trial for CHM (see Note 7). The Company determined that achievement of the Tranche 2 milestones related to the 2015 performance-based restricted employee incentive shares was probable as of December 31, 2017, 2016 and 2015 and accordingly, recorded share compensation expense of $8,000, $13,000 and $11,000 for the years ended December 31, 2017, 2016 and 2015, respectively.

During the year ended December 31, 2016, the Company granted 516,000 restricted employee incentive shares to its employees and directors. The restricted employee incentive shares were issued in four different classes of the Company’s Class E ordinary shares. For the restricted shares granted in 2016, (i) 212,000 restricted shares were the Company’s Class E1 ordinary shares and contained only time-based service conditions shares and (ii) 124,000, 90,000 and 90,000 shares were the Company’s Class E2, Class E3 and Class E4 ordinary shares, respectively, and contained both performance and service based conditions.

The Company determined that achievement of all milestones related to the 2016 performance-based restricted employee incentive shares were probable as of December 31, 2017, and 2016 and recorded share-based compensation expense of $242,000 and $106,000 during the year ended December 31, 2017 and 2016, respectively.

During the year ended December 31, 2017, the Company granted 666,000 restricted employee incentive shares to its employees and directors. The restricted employee incentive shares were issued in four different classes of the Company’s Class E ordinary shares. For the restricted shares granted in 2017, (i) 94,000 restricted shares were the Company’s Class E1 ordinary shares and contained only service-based vesting conditions and (ii) 27,000, 55,000 and 27,000 shares were the Company’s Class E2, Class E3 and Class E4 ordinary shares, respectively, which contained both performance- and service-based conditions. Additionally, the Company granted Class F ordinary shares of 405,000 and granted RSUs of 58,000 that contained service-based vesting conditions only.  The Company determined that the achievement of the performance-based conditions related to the 2017 performance-based restricted employee incentive shares was probable as of December 31, 2017.

These 2016 and 2017 performance-based restricted employee incentive shares begin to vest upon the Company achieving specific research and development milestones. The milestones of the Class E2 ordinary shares were linked to the Company commencing a pivotal trial for CHM (see Note 7). The milestones of the Class E3 ordinary shares were linked to treatment of the first patient in a clinical trial for a second program (see Note 7). The milestones of the Class E4 ordinary shares were linked to treatment of the first patient in a clinical trial for a third program (see Note 7).

The Company recorded share-based compensation expense of $58,000 at December 31, 2017 for the 2017 performance and service based restricted shares.

In June 2017, in conjunction with the June 2017 Agreement, the Company accelerated the vesting commencement dates of the Class D, Class E2, Class E3 and Class E4 ordinary shares. The vesting commencement dates are the later of the grant date or May 1, 2015, June 6, 2017, April 4, 2017 and June 6, 2017 for the Class D, Class E2, Class E3 and Class E4 ordinary shares, respectively. The Company will amortize the unvested shares and recognize share-based compensation expense over the new accelerated vesting periods. In December 2017, the Company further modified the vesting commencement dates to allow the vesting of awards to begin at the beginning of the quarter in which the vesting would have otherwise occurred, which the impact was $0.5 million for the year ended December 31, 2017.

In September 2017, the Company effected a reverse share split (see Note 7), which resulted in the conversion of all Class B, C, D and E ordinary shares into a single class of ordinary shares.

The Company recorded share-based compensation expense of $1.4 million, $208,000 and $112,000 during the years ended December 31, 2017, 2016 and 2015, respectively.  As of December 31, 2017, 2016 and 2015, there was $5.0 million $1.7 million and $391,000 of unrecognized compensation cost related to unvested restricted employee incentive shares outstanding, which is expected to be recognized over weighted-average periods of 3.3 years, 4.4 years and 4.0 years, respectively.

Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	December 31,
	2017	2016	2015
Research and development	$479	$152	$81
General and administrative	894	56	31
Total share-based compensation	$1,373	$208	$112

In July 2017, the Company issued 36,000 Class F ordinary shares to two employees at the nominal value of £0.00001 per share.

In August 2017, the Company issued 369,000 Class F ordinary shares, consisting of (i) 309,000 Class F ordinary shares to five employees at the nominal value of £0.00001 per share, including 133,000 Class F ordinary shares to the Company’s Chief Executive Officer, 130,000 Class F ordinary shares to the Company’s Chief Development Officer, 22,000 Class F ordinary shares to the Company’s Chief Scientific Officer and 21,000 Class F ordinary shares to the Company’s Chief Financial Officer; and (ii) 60,000 Class F ordinary shares to three members of the Company’s board of directors at the nominal value of £0.00001 per share.

Subsequent to the corporate reorganization, the Company’s ordinary shares have a nominal value of £0.01.